Related Party Transactions and Balances - Schedule of Due From Related Party Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 949,914	$ 101,336
Qiuhua Li [Member]
Related Party Transaction [Line Items]
Due from related parties		33,098
Qingfeng Wu [Member]
Related Party Transaction [Line Items]
Due from related parties		68,238
CoinPal Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 949,914		[1]

[1]	CoinPal became a related party only after Mr. Li acquired 100% of its equity in April 2025; therefore, the 2024 balance is not presented.